APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1. Name and address of issuer:
Global X Funds
410 Park Avenue, 4th Floor
New York, NY 10022

2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]

Global X Silver Miners ETF
Global X Gold Explorers ETF
Global X Copper Miners ETF
Global X Uranium ETF
Global X Lithium ETF
Global X Fertilizers/Potash ETF
Global X Junior Miners ETF
Global X China Consumer ETF
Global X China Energy ETF
Global X China Financials ETF
Global X China Industrials ETF
Global X China Materials ETF
Global X NASDAQ China Technology ETF
Global X Southeast Asia ETF
Global X FTSE Andean 40 ETF
Global X MSCI Colombia ETF
Global X Brazil Mid Cap ETF
Global X Brazil Consumer ETF
Global X Brazil Financials ETF
Global X MSCI Argentina ETF
Global X FTSE Greece 20 ETF
Global X MSCI Norway ETF
Global X FTSE Nordic Region ETF
Global X Central Asia & Mongolia Index ETF
Global X MSCI Nigeria ETF
Global X Next Emerging & Frontier ETF
Global X FTSE Portugal 20 ETF
Global X SuperDividend ETF
Global X SuperDividend U.S. ETF
Global X Social Media Index ETF
Global X JPMorgan Efficiente Index ETF
Global X JPMorgan US Sector Rotator Index ETF
Global X Permanent ETF
Global X Guru Index ETF
Global X Guru International Index ETF
Global X Guru Small Cap Index ETF
Global X SuperIncome Preferred ETF
Global X Pure Gold Miners ETF
Global X Canada Preferred ETF


3. Investment Company Act File Number:  811-22209

    Securities Act File Number:  333-151713

4(a). Last day of fiscal year for which this Form is filed:

October 31, 2014

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]
<PAGE >  2

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 2,528,302,816.09
(ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 1,107,146,438.99
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to reduce registration fees payable to the commission:
	$ 0.00
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 1,107,146,438.99
(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 1,421,156,377.10
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(i) from Item 5(iv)]:  $ 0.00

(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x 0.0001162
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 165,138.37

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $____0____

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 165,138.37



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ X ] Wire Transfer
[   ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Bruno del Ama

	Bruno del Ama, President & CEO

        Date:  January 26, 2015